Financial debt - Credit facility agreement with the European Investment Bank (Details) € in Thousands					12 Months Ended
	Jan. 18, 2024 EUR (€)	Jan. 10, 2024 EUR (€)	Dec. 08, 2022 EUR (€)	May 16, 2022 EUR (€) tranche	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jan. 04, 2024 EUR (€)	Dec. 29, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Financial debt
Financial liabilities, at fair value					€ 248,272	€ 92,594			€ 63,760
Finance contract with EIB
Financial debt
Notional amount				€ 50,000			€ 50,000
Number of equal tranches | tranche				2
Notional amount per tranche				€ 25,000
Capitalized interest					7,500	3,400
EIB Tranche A 2022
Financial debt
Notional amount	€ 25,000
Interest rate			8.00%	8.00%
Maturity term after the disbursement of the tranche			4 years	4 years
EIB Tranche A 2022 | Financial liabilities at amortized cost
Financial debt
Notional amount			€ 25,000
Borrowing costs			€ 100
Borrowings					€ 22,900	€ 21,400			€ 15,400
Borrowings, effective interest rate					21.91%	21.91%
Financial liabilities, at fair value					€ 23,100	€ 18,900
Actualization rate					22.05%	22.20%
EIB Tranche B 2024
Financial debt
Notional amount		€ 25,000						€ 25,000
Interest rate		7.00%		7.00%
Maturity term after the disbursement of the tranche		3 years		3 years
EIB Tranche B 2024 | Drawdown of borrowings
Financial debt
Interest rate	7.00%
Maturity term after the disbursement of the tranche	3 years
EIB Tranche B 2024 | Financial liabilities at amortized cost
Financial debt
Notional amount	€ 25,000
Borrowing costs	€ 100
Borrowings					€ 17,200
Borrowings, effective interest rate					32.70%
Financial liabilities, at fair value					€ 17,300
Actualization rate					32.20%